Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of unvested activity for performance shares
The following summarizes the activity for performance shares:

	Performance shares
	Number of shares	Weighted-average grant date fair value ($ per share)

Unvested shares at June 30, 2013	67,668	18.85
Granted (a)	39,000	20.53
Vested	(32,668)	(17.62)
Unvested shares at June 30, 2014	74,000	20.28

(a)	Represents the maximum number of shares which could be issued based on achieving the performance criteria.